DISCONTINUED OPERATIONS 1 (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities, Current	¥ 8,625	$ 1,353	¥ 1,168,355
Liabilities, Noncurrent	¥ 111,172	$ 17,445	756,544
Variable Interest Entity, Not Primary Beneficiary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities, Current			882,038	$ 135,178
Liabilities, Noncurrent			¥ 499,092	$ 76,489